CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash divested from deconsolidation	$ 27	$ 93